FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]

	2023	2022
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	84,177	88,127
Derivative instruments designated in hedge accounting relationship	599	51
	84,776	88,178

Financial liabilities
Financial liabilities at amortised cost	200,197	254,863
Earn-out consideration	8,061	-
Derivative instruments designated in hedge accounting relationships	732	138
	208,990	255,001

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]
At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2023	2022	2023	2022
	US$’000	US$’000	US$’000	US$’000
United States dollars	(554)	(554)	2,760	584
South African rands	(173)	(1,629)	-	-

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2023	2022
	US$’000	US$’000
United States dollars	221	3
South African rands	(17)	(163)

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]
	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a	US$’000	US$’000	US$’000	US$’000	US$’000
Group
2023
Non-interest bearing	-	29,928	2,308	-	-	32,236
Lease liabilities	7.89	33,459	1,437	-	(1,091)	33,805
Variable interest rate instruments	9.44	28,570	115,041	27,913	(29,307)	142,217
		91,957	118,786	27,913	(30,398)	208,258

2022
Non-interest bearing	-	29,782	-	-	-	29,782
Lease liabilities	6.47	22,903	4,177	-	(967)	26,113
Variable interest rate instruments	8.16	45,254	161,350	33,909	(41,545)	198,968
		97,939	165,527	33,909	(42,512)	254,863

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2023
Gross settled:
Forward freight agreements
Gross inflow	20	422	-	442
Gross outflow	(586)	-	-	(586)
	(566)	422	-	(144)

Bunker swaps
Gross inflow	156	1	-	157
Gross outflow	(125)	(20)	-	(145)
	31	(19)	-	12

	(535)	403	-	(132)

2022
Gross settled:
Bunker swaps
Gross inflow	51	-	-	51
Gross outflow	(138)	-	-	(138)
	(87)	-	-	(87)

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]

	2023	2022
	US$’000	US$’000
Financial Assets
Forward freight agreements	442	-
Bunker swaps	157	51

Financial Liabilities
Forward freight agreements	(587)	-
Earn-out consideration	(8,061)	-
Bunker swaps	(145)	(138)

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2023
Financial Assets
Derivative financial instruments	-	599	-	599

Financial Liabilities
Derivative financial instruments	-	(732)	-	(732)
Earn-out consideration	-	-	(8,061)	(8,061)

2022
Financial Assets
Derivative financial instruments	-	51	-	51

Financial Liabilities
Derivative financial instruments	-	(138)	-	(138)